INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,377	$ 12,377
Accumulated amortization	11,377	11,172
Amortized cost	1,000	1,205
Amortization expense	205	976	2,688
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	9,663	9,663
Accumulated amortization	8,663	8,663
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,714	2,714
Accumulated amortization	$ 2,714	$ 2,509